UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04854

The Oberweis Funds
(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Address of principal executive offices) (Zip code)

James W. Oberweis
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 577-2300

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

OBERWEIS MICRO-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.9%
AEROSPACE	1.4%
LMI AEROSPACE, INC.*		25,000	$502,750

AUTO PARTS - EQUIPMENT	0.5%
FUEL SYSTEMS SOLUTIONS, INC.*		5,400	186,030

BIOTECHNOLOGY	4.8%
OMRIX BIOPHARMACEUTICALS, INC.*		51,600	925,704
REPLIGEN CORP.*		164,000	772,440
VNUS MEDICAL TECHNOLOGIES, INC.*		200	4,186
			1,702,330

CHEMICALS	0.7%
ULTRALIFE BATTERIES, INC.*		31,100	241,025

COMMUNICATION TECHNOLOGY	5.6%
CERAGON NETWORKS LTD.*		118,600	876,454
CHYRON CORP.*		90,700	371,870
DIGITAL ALLY, INC.*		103,300	709,671
			1,957,995

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.0%
CLICKSOFTWARE TECHNOLOGIES LTD.*		80,600	166,036
DEMANDTEC, INC.*		19,700	177,497
DOUBLE-TAKE SOFTWARE, INC.*		90,200	897,490
EBIX, INC.*		12,300	1,155,708
GSE SYSTEMS, INC.*		74,400	520,800
KENEXA CORP.*		17,632	278,409
PROS HLDGS., INC.*		35,100	329,589
			3,525,529

COMPUTER TECHNOLOGY	5.6%
ICAD, INC.*		250,600	799,414
NCI, INC.*		27,400	780,352
VOLTAIRE LTD.*		102,800	407,088
			1,986,854

CONTROL & FILTER DEVICES	2.3%
K-TRON INTERNATIONAL, INC.*		4,300	553,969
PMFG, INC.*		18,000	260,820
			814,789

DRUGS & PHARMACEUTICALS	0.8%
HI-TECH PHARMACAL CO., INC.*		28,500	279,870

EDUCATION SERVICES	1.2%
GP STRATEGIES CORP.*		54,200	411,920

ELECTRONIC MEDICAL SYSTEMS	1.6%
SOMANETICS CORP.*		25,922	566,914

ELECTRONICS SEMI-CONDUCTORS	5.8%
AXT, INC.*		91,700	172,396
CEVA, INC.*		21,700	180,110
INTELLON CORP.*		56,600	207,156
NVE CORP.*		14,900	421,819
RAMTRON INTERNATIONAL CORP.*		169,700	466,675
RUBICON TECHNOLOGY, INC.*		15,300	110,466
VIRAGE LOGIC CORP.*		79,600	469,640
			2,028,262

ELECTRONICS TECHNOLOGY	0.6%
SUPER MICRO COMPUTER, INC.*		22,700	204,527

ENGINEERING & CONSTRUCTION SERVICES	1.6%
VSE CORP.		16,400	553,172

FINANCE COMPANIES	2.6%
LIFE PARTNERS HLDGS., INC.		25,200	906,444

FINANCIAL DATA PRODUCT SERVICES	3.5%
CYBERSOURCE CORP.*		77,229	1,244,159

HEALTH CARE FACILITIES	2.2%
IPC THE HOSPITALIST COMPANY, INC.*		29,580	760,206

HEALTH CARE MISC.	2.7%
AMERICAN CARESOURCE HLDGS., INC.*		109,300	950,910

MACHINE OILWELL EQUIPMENT	3.4%
BOOTS & COOTS INTERNATIONAL WELL CONTROL, INC.*		133,200	257,076
T-3 ENERGY SERVICES, INC.*		25,300	939,136
			1,196,212

MACHINERY - INDUSTRIAL	3.8%
ADEPT TECHNOLOGY, INC.*		57,300	500,802
AMTECH SYSTEMS, INC.*		20,100	187,131
GRAHAM CORP.		12,275	664,078
			1,352,011

MACHINERY - SPECIALTY	1.5%
KEY TECHNOLOGY, INC.*		22,100	523,770

MACHINE TOOLS	0.5%
HURCO COMPANIES, INC.*		6,378	188,597

MEDICAL & DENTAL INSTRUMENTS & SUPPLY	5.1%
EXACTECH, INC.*		7,200	160,128
SYNOVIS LIFE TECHNOLOGIES, INC.*		59,800	1,125,436
TRANSCEND SERVICES, INC.*		48,600	509,328
			1,794,892

MEDICAL & DENTAL SERVICES	3.5%
ALMOST FAMILY, INC.*		31,600	1,249,780

METAL FABRICATING	0.1%
WSI INDUSTRIES, INC.		6,200	31,310

OIL CRUDE PRODUCER	6.3%
CANO PETROLEUM, INC.*		121,600	280,896
DOUBLE EAGLE PETROLEUM CO.*		21,200	302,736
GEOKINETICS, INC.*		34,800	661,200
GEORESOURCES, INC.*		39,000	446,940
PANHANDLE OIL & GAS, INC.		18,700	535,381
			2,227,153

OIL INTEGRATED DOMESTIC	3.3%
GMX RESOURCES, INC.*		24,300	1,161,540

RETAIL	0.5%
APPLIANCE RECYCLING CENTERS OF AMERICA, INC.*		37,900	164,486

SERVICE COMMERCIAL	7.5%
GLOBAL TRAFFIC NETWORK, INC.*		107,100	992,817
ICF INTERNATIONAL, INC.*		74,500	1,468,395
PERFICIENT, INC.*		26,518	176,080
			2,637,292

TECHNOLOGY MISC.	3.4%
VOCUS, INC.*		35,100	1,191,996

TELECOMMUNICATIONS	0.5%
MAGAL SECURITY SYSTEMS LTD.*		19,800	173,250

TEXTILE - APPAREL MANUFACTURER	3.2%
G-III APPAREL GROUP LTD.*		60,100	1,124,471

TIRES & RUBBER	1.1%
FEMALE HEALTH CO.*		125,800	377,400

UTILITIES TELECOMMUNICATION	2.1%
COMMTOUCH SOFTWARE LTD.*		121,167	290,801
RRSAT GLOBAL COMMUNICATION NETWORK LTD.		35,100	440,154
			730,955

WHOLESALE & INTERNATIONAL TRADE	0.5%
SUMMER INFANT, INC.*		41,800	185,592

WHOLESALERS	0.1%
CLEAN DIESEL TECHNOLOGIES, INC.*		12,704	47,640

TOTAL EQUITIES
(COST: $34,775,673)			$35,182,033

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
THINK PARTNERSHIP, INC.($2.50, expires 04-03-11) (a)		260,000	$5,364
THINK PARTNERSHIP, INC..($3.05, expires 12-05-11) (a)		81,873	2,359
THINK PARTNERSHIP, INC.($4.00, expires 12-05-11) (a)		40,937	930

TOTAL WARRANTS
(COST: $0)			$8,653

TOTAL INVESTMENTS	99.9%
(COST: $34,775,673)			$35,190,686

OTHER ASSETS LESS LIABILITIES	0.1%		33,312

NET ASSETS - 100% (EQUIVALENT TO $10.13 PER SHARE BASED ON 3,476,324 SHARES OUTSTANDING)			$35,223,998

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2008.

Based on the cost of investments of $34,928,767 for federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation was $5,772,636 the aggregate gross unrealized depreciation was $5,510,717 and the net unrealized appreciation of investments was $261,919.

OBERWEIS EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.5%
ADVERTISING AGENCY	4.6%
FOCUS MEDIA HLDG. LTD. ADR*		135,278	$3,856,776
VISIONCHINA MEDIA, INC. ADR*		137,800	2,027,038
			5,883,814

BEVERAGE - SOFT DRINKS	0.7%
GREEN MOUNTAIN COFFEE ROASTERS, INC.*		21,100	830,074

BIOTECHNOLOGY	1.5%
KENSEY NASH CORP.*		19,500	613,470
OMRIX BIOPHARMACEUTICALS, INC.*		70,100	1,257,594
			1,871,064

COMMUNICATION TECHNOLOGY	3.2%
ATHEROS COMMUNICATIONS, INC.*		85,100	2,006,658
STARENT NETWORKS CORP.*		111,500	1,442,810
TERREMARK WORLDWIDE, INC.*		85,800	589,446
			4,038,914

COMPUTER SERVICES SOFTWARE & SYSTEMS	15.9%
ARCSIGHT, INC.*		195,600	1,492,428
COMSCORE, INC.*		98,200	1,731,266
CONCUR TECHNOLOGIES, INC.*		76,900	2,942,194
DOUBLE-TAKE SOFTWARE, INC.*		57,900	576,105
NETSCOUT SYSTEMS, INC.*		170,600	1,815,184
PEGASYSTEMS, INC.		155,200	2,003,632
PROS HLDGS., INC.*		97,100	911,769
SAPIENT CORP.*		315,100	2,341,193
STANLEY, INC.*		114,400	4,222,504
TALEO CORP.*		104,600	2,080,494
			20,116,769

COMPUTER TECHNOLOGY	4.6%
FALCONSTOR SOFTWARE, INC.*		244,900	1,312,664
PHOENIX TECHNOLOGIES LTD.*		203,400	1,625,166
SYNAPTICS, INC.*		95,400	2,882,988
			5,820,818

CONTROL & FILTER DEVICES	0.5%
L-1 IDENTITY SOLUTIONS, INC.*		37,500	573,000

DRUGS & PHARMACEUTICALS	0.7%
CARACO PHARMACEUTICAL LABORATORIES LTD.*		72,000	900,720

EDUCATION SERVICES	0.6%
AMERICAN PUBLIC EDUCATION, INC.*		16,500	796,620

ELECTRICAL	2.4%
AXSYS TECHNOLOGIES, INC.*		52,390	3,087,867

ELECTRONIC MEDICAL SYSTEMS	9.7%
CYNOSURE, INC.*		85,600	1,535,664
ERESEARCH TECHNOLOGY, INC.*		221,200	2,634,492
NATUS MEDICAL, INC.*		185,200	4,196,632
QUALITY SYSTEMS, INC.		54,000	2,282,040
SOMANETICS CORP.*		44,200	966,654
ZOLL MEDICAL CORP.*		21,900	716,568
			12,332,050

ELECTRONICS SEMI-CONDUCTORS	7.9%
ANADIGICS, INC.*		30,700	86,267
CAVIUM NETWORKS, INC.*		77,100	1,085,568
IPG PHOTONICS CORP.*		121,800	2,376,318
MELLANOX TECHNOLOGIES LTD.*		159,700	1,649,701
NETLOGIC MICROSYSTEMS, INC.*		96,900	2,930,256
VOLTERRA SEMICONDUCTOR CORP.*		146,600	1,866,218
			9,994,328

ENERGY MISC.	0.9%
DAWSON GEOPHYSICAL CO.*		23,800	1,111,222

ENGINEERING & CONSTRUCTION SERVICES	0.9%
HILL INTERNATIONAL, INC.*		79,400	1,099,690

FINANCE COMPANIES	2.1%
LIFE PARTNERS HLDGS., INC.		72,500	2,607,825

FINANCIAL DATA PRODUCT SERVICES	3.2%
CYBERSOURCE CORP.*		205,900	3,317,049
EXLSERVICE HLDGS., INC.*		83,900	736,642
			4,053,691

FORMS & BULK PRINT	0.6%
INNERWORKINGS, INC.*		64,000	709,760

HEALTH CARE FACILITIES	2.4%
IPC THE HOSPITALIST CO., INC.*		116,769	3,000,963

HEALTH CARE MANAGEMENT SERVICES	3.7%
ATHENAHEALTH, INC.*		64,800	2,155,896
HEALTHEXTRAS, INC.*		80,700	2,107,884
HMS HLDGS. CORP.*		15,200	364,192
			4,627,972

HEALTH CARE SERVICES	2.3%
CARDIONET, INC.*		115,000	2,870,400

INSURANCE	0.6%
EHEALTH, INC.*		50,300	804,800

MACHINE OILWELL EQUIPMENT	3.2%
T-3 ENERGY SERVICES, INC.*		36,900	1,369,728
WILLBROS GROUP, INC.*		102,500	2,716,250
			4,085,978

MEDICAL & DENTAL SERVICES	4.1%
GENOPTIX, INC.*		158,300	5,171,661

OIL CRUDE PRODUCER	6.0%
ARENA RESOURCES, INC.*		65,200	2,533,020
CARRIZO OIL & GAS, INC.*		85,601	3,104,748
REX ENERGY CORP.*		120,888	1,905,195
			7,542,963

POLLUTION & ENVIRONMENTAL SERVICE	2.2%
TEAM, INC.*		78,600	2,839,032

RESTAURANTS	0.7%
BJ'S RESTAURANTS, INC.*		77,800	928,932

RETAIL	0.7%
VOLCOM, INC.*		52,703	910,708

SERVICE COMMERCIAL	2.2%
G-MARKET, INC. ADR*		121,100	2,814,364

SHOES	1.2%
ICONIX BRAND GROUP, INC.*		112,700	1,474,116

TECHNOLOGY MISC.	2.1%
VOCUS, INC.*		79,700	2,706,612

TEXTILE-APPAREL MANUFACTURER	4.1%
TRUE RELIGION APPAREL, INC.*		199,000	5,144,150

UTILITIES TELECOMMUNICATION	0.5%
NEUTRAL TANDEM, INC.*		37,800	700,812

WHOLESALE & INTERNATIONAL TRADE	3.5%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		97,600	4,432,016

TOTAL EQUITIES
(COST: $122,459,734)			$125,883,705

COMMERCIAL PAPER	1.0%	FACE AMOUNT	VALUE
GE CAPITAL CORP.		1,200,000	$1,200,000
2.15%, DUE 10/02/08

TOTAL COMMERCIAL PAPER
COST: ($1,200,000)			$1,200,000

WARRANTS	0.0%	UNITS	VALUE
INTERNET SOFTWARE & SYSTEMS
THINK PARTNERSHIP, INC. ($2.50, expires 04/03/11) (a)		540,000	$11,141
THINK PARTNERSHIP, INC. ($3.05, expires 12/05/11) (a)		170,043	4,899
THINK PARTNERSHIP, INC. ($4.00, expires 12/05/11) (a)		85,022	1,932

TOTAL WARRANTS
(COST: $0)			$17,972

TOTAL INVESTMENTS	100.5%
(COST: $123,659,734)			$127,101,677

OTHER LIABILITIES LESS ASSETS	(0.5%)		(637,141)

NET ASSETS - 100% (EQUIVALENT TO $16.19 PER SHARE BASED ON 7,810,985 SHARES OUTSTANDING)			$126,464,536

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $124,092,749 for federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation was $19,422,338, the aggregate gross unrealized depreciation was $16,413,410 and the net unrealized appreciation of investments was $3,008,928.

OBERWEIS MID-CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.9%
ADVERTISING AGENCY	5.2%
FOCUS MEDIA HLDG. LTD. ADR*		5,700	$162,507
VISIONCHINA MEDIA, INC. ADR*		16,000	235,360
			397,867

BIOTECH RESEARCH & PRODUCTION	4.3%
ICON PLC. ADR*		8,600	328,950

CHEMICALS	2.9%
ENERGY CONVERSION DEVICES, INC.*		3,800	221,350

COMMUNICATION TECHNOLOGY	3.3%
ATHEROS COMMUNICATIONS, INC.*		6,600	155,628
STARENT NETWORKS CORP.*		7,300	94,462
			250,090

COMPUTER SERVICES SOFTWARE & SYSTEMS	10.3%
ANSYS, INC.*		4,900	185,563
BAIDU.COM, INC. ADR*		500	124,115
COMMVAULT SYSTEMS, INC.*		6,400	77,120
MANTECH INTERNATIONAL CORP.*		3,200	189,728
NUANCE COMMUNICATIONS, INC.*		11,600	141,404
SAPIENT CORP.*		10,300	76,529
			794,459

COMPUTER TECHNOLOGY	2.9%
SYNAPTICS, INC.*		7,250	219,095

CONSUMER ELECTRONICS	1.6%
DOLBY LABORATORIES, INC.*		3,400	119,646

DRUGS & PHARMACEUTICALS	3.1%
BIOMARIN PHARMACEUTICAL, INC.*		5,500	145,695
UNITED THERAPEUTICS CORP.*		900	94,653
			240,348

ELECTRICAL	1.2%
AXSYS TECHNOLOGIES, INC.*		1,600	94,304

ELECTRONIC MEDICAL SYSTEMS	8.2%
ILLUMINA, INC.*		7,400	299,922
INTUITIVE SURGICAL, INC.*		991	238,811
NATUS MEDICAL, INC.*		4,100	92,906
			631,639

ELECTRONICS	5.6%
FLIR SYSTEMS, INC.*		11,300	434,146

ELECTRONICS SEMI-CONDUCTORS	5.2%
NETLOGIC MICROSYSTEMS, INC.*		7,000	211,680
SUNTECH POWER HLDGS. CO. LTD. ADR*		5,300	190,111
			401,791

FINANCIAL DATA PRODUCT SERVICES	2.9%
CYBERSOURCE CORP.*		14,000	225,540

HEALTH CARE MANAGEMENT SERVICES	2.0%
ATHENAHEALTH, INC.*		4,700	156,369

HEALTH CARE SERVICES	2.0%
CARDIONET, INC.*		6,000	149,760

MACHINE OILWELL EQUIPMENT	4.1%
LUFKIN INDUSTRIES, INC.		1,700	134,895
WILLBROS GROUP, INC.*		6,800	180,200
			315,095

MACHINERY - INDUSTRIAL	1.7%
CHART INDUSTRIES, INC.*		4,500	128,520

MACHINERY - SPECIALTY	2.0%
BUCYRUS INTERNATIONAL, INC.		3,500	156,380

MEDICAL & DENTAL SERVICES	4.0%
GENOPTIX, INC.*		5,300	173,151
PAREXEL INTERNATIONAL CORP.*		4,600	131,836
			304,987

METAL FABRICATING	1.8%
VALMONT INDUSTRIES, INC.		1,700	140,573

OIL CRUDE PRODUCER	5.8%
ARENA RESOURCES, INC.*		4,200	163,170
CARRIZO OIL & GAS, INC.*		3,900	141,453
REX ENERGY CORP.*		8,800	138,688
			443,311

RETAIL	4.4%
GAMESTOP CORP.*		2,300	78,683
PRICELINE.COM, INC.*		1,000	68,430
URBAN OUTFITTERS, INC.*		6,100	194,407
			341,520

SERVICE COMMERCIAL	1.0%
FTI CONSULTING, INC.*		1,000	72,240

SHOES	2.4%
DECKERS OUTDOOR CORP.*		1,800	187,344

TIRES & RUBBER	1.5%
TITAN INTERNATIONAL, INC.		5,200	110,864

TEXTILE - APPAREL MANUFACTURER	6.3%
GUESS?, INC.		5,200	180,908
TRUE RELIGION APPAREL, INC.*		11,700	302,445
			483,353

WHOLESALE AND INTERNATIONAL TRADE	3.2%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		5,452	247,576

WHOLESALERS	1.0%
LKQ CORP.*		4,700	79,759

TOTAL EQUITIES
(COST: $7,734,669)			$7,676,876

TOTAL INVESTMENTS	99.9%
(COST: $7,734,669)			$7,676,876

OTHER ASSETS LESS LIABILITIES	0.1%		7,810

NET ASSETS - 100% (EQUIVALENT TO $10.55 PER SHARE BASED ON 728,614 SHARES OUTSTANDING)			$7,684,686

* Non-Income producing security during the quarter ended September 30, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $7,787,618 for federal income tax purposes at September 30, 2008 the aggregate gross unrealized appreciation was $760,077 the aggregate gross unrealized depreciation was $870,819 and the net unrealized depreciation of investments was $110,742.

OBERWEIS CHINA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	98.7%
AUTO COMPONENTS	2.3%
MINTH GROUP LTD.(a)		1,899,700	$943,703
XINYI GLASS HLDG. CO. LTD.(a)		3,707,600	1,516,636
ZHEJIANG GLASS CO.(a)*		8,523,300	2,145,740
			4,606,079

CHEMICALS	3.7%
HUABAO INTERNATIONAL HLDGS. LTD.(a)		6,268,000	4,817,856
SINOFERT HLDGS. LTD.(a)		4,742,000	2,390,466
			7,208,322

COMPUTERS & PERIPHERALS	1.3%
CHINA DIGITAL TV HLDG. ADR*		322,800	2,643,732

CONSTRUCTION MATERIALS	2.7%
ANHUI CONCH CEMENT CO. LTD.(a)*		130,000	496,558
ASIA CEMENT CHINA HLDGS. CORP.*		2,628,000	1,387,638
CHINA NATIONAL BUILDING MATERIAL CO. LTD.(a)		875,600	1,010,675
CHINA NATIONAL MATERIALS CO.(a)*		5,308,800	2,392,117
			5,286,988

CONTAINERS & PACKAGING	1.1%
AMVIG HLDGS. LTD.		2,963,400	2,236,428

DIVERSIFIED CONSUMER SERVICES	8.0%
ATA, INC. ADR*		361,400	3,303,196
CHINA DISTANCE EDUCATION HLDGS., INC. ADR*		353,800	1,415,200
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		130,800	8,402,592
RAFFLES EDUCATION CORP. LTD.(a)		5,329,065	2,685,209
			15,806,197

ELECTRICAL EQUIPMENT	8.2%
CHINA HIGH SPEED TRANSMISSION(a)		5,157,000	9,438,322
JA SOLAR HLDGS. CO. LTD. ADR*		157,700	1,668,466
SUNTECH POWER HLDGS. CO. LTD. ADR*		67,100	2,406,877
YINGLI GREEN ENERGY HLDG. CO. LTD. ADR*		232,000	2,556,640
			16,070,305

ELECTRONIC EQUIPMENT & INSTRUMENTS	2.0%
CHINA POWER NEW ENERGY DEVELOPMENT CO. LTD.(a)*		34,483,000	1,751,939
KINGBOARD CHEMICALS HLDGS. LTD.(a)		614,300	2,097,513
			3,849,452

ENERGY EQUIPMENT & SERVICES	0.9%
ANTON OILFIELD SERVICES GROUP(a)*		20,312,000	1,815,951

FOOD PRODUCTS	0.8%
CHINA MENGNIU DAIRY CO.(a)		850,000	881,839
WANT WANT CHINA HLDGS. LTD.(a)*		2,005,200	732,112
			1,613,951

GAS UTILITIES	1.2%
XINAO GAS HLDGS. LTD.(a)		1,765,400	2,392,692

HEALTH CARE EQUIPMENT SUPPLIES	8.1%
MINDRAY MEDICAL INTERNATIONAL LTD. ADR		223,700	7,545,401
MINGYUAN MEDICARE DEVELOPMENT CO. LTD.(a)		12,400,000	1,324,183
SHANDONG WEIGAO GROUP(a)		4,705,500	7,062,810
			15,932,394

HOTELS RESTAURANTS & LEISURE	3.8%
AJISEN CHINA HLDGS. LTD.(a)		1,673,900	977,240
CTRIP.COM INTERNATIONAL LTD. ADR		110,400	4,262,544
HOME INNS & HOTELS MGMT, INC. ADR*		153,200	2,137,140
			7,376,924

INSURANCE	0.8%
CNINSURE, INC. ADR*		178,400	1,605,600

INTERNET SOFTWARE & SERVICES	14.2%
ASIAINFO HLDG., INC.*		254,500	2,336,310
BAIDU.COM, INC. ADR*		32,500	8,067,475
SINA CORP.*		131,400	4,625,280
SOHU.COM, INC.*		120,100	6,695,575
TENCENT HLDGS. LTD.(a)		842,000	6,154,461
			27,879,101

LEISURE EQUIPMENT & PRODUCTS	1.5%
LI NING CO. LTD.(a)		1,721,100	3,019,397

LIFE SCIENCES TOOLS & SERVICES	0.9%
WUXI PHARMATECH, INC. ADR*		133,500	1,755,525

MACHINERY	3.9%
CHINA AUTOMATION GROUP LTD.(a)*		7,958,000	1,398,134
CHINA SOUTH LOCOMOTIVE AND ROLLING STOCK CORP. LTD.*		2,993,000	1,137,092
LONKING HLDGS. LTD.(a)		4,505,600	3,353,763
SINOTRUK HONG KONG LTD.(a)		2,217,300	1,832,014
			7,721,003

MEDIA	9.7%
AIR MEDIA GROUP, INC. ADR*		364,800	2,717,760
CHINA MASS MEDIA INTERNATIONAL ADVERTISING CORP.*		41,600	193,024
FOCUS MEDIA HLDGS. LTD. ADR*		188,700	5,379,837
SINOMEDIA HLDG. LTD. *		11,867,000	1,390,751
VISIONCHINA MEDIA, INC. ADR*		636,600	9,364,386
			19,045,758

METALS & MINING	0.8%
HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD.(a)		3,261,300	1,590,067

MULTILINE RETAIL	3.1%
GOLDEN EAGLE RETAIL GROUP LTD.(a)		4,245,264	3,470,249
NEW WORLD DEPARTMENT STORE CHINA(a)*		2,384,300	1,306,769
PARKSON RETAIL GROUP LTD.(a)		1,234,500	1,369,217
			6,146,235

OIL, GAS & CONSUMABLE FUELS	0.8%
GUSHAN ENVIRONMENTAL ENERGY LTD. ADR		308,000	1,573,880

PERSONAL PRODUCTS	3.0%
HENGAN INTERNATIONAL GROUP CO. LTD.(a)		2,059,300	5,860,327

PHARMACEUTICALS	0.4%
SIHUAN PHARMACEUTICAL HLDGS. GROUP LTD.(a)*		1,655,000	792,571

SOFTWARE	9.2%
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(a)		22,818,000	4,398,537
KINGSOFT CORP. LTD.(a)*		1,913,000	520,524
LONGTOP FINANCIAL TECHNOLOGIES LTD. ADR*		339,625	4,785,316
PERFECT WORLD CO. LTD. ADR*		191,700	4,301,748
VANCEINFO TECHNOLOGIES, INC. ADR*		570,400	4,152,512
			18,158,637

SPECIALTY RETAIL	0.5%
BELLE INTERNATIONAL HLDGS.(a)		1,360,700	977,708

TEXTILE, APPAREL & LUXURY GOODS	4.6%
ANTA SPORTS PRODUCTS CO. LTD.(a)		4,273,900	2,454,471
ARTINI CHINA CO. LTD.		6,797,000	682,777
CHINA SKY CHEMICAL FIBRE CO.(a)		5,296,000	1,457,750
LI HENG CHEMICAL FIBRE TECHNOLOGIES LTD.(a)		6,538,200	1,832,889
PORTS DESIGN LTD.(a)		1,373,795	2,516,155
			8,944,042

WATER UTILITIES	1.2%
EPURE INTERNATIONAL LTD.(a)		9,362,500	2,293,628

TOTAL EQUITIES
(COST: $253,384,454)			$194,202,894

WARRANTS	0.0%	UNITS	VALUE
CHEMICALS
JIUTIAN CHEMICAL GROUP LTD. ($0.80, expires 10/15/10)		4,587,700	$15,964

TOTAL WARRANTS
(COST: $0)			$15,964

TOTAL INVESTMENTS	98.7%
(COST: $253,384,454)			$194,218,858

OTHER ASSETS LESS LIABILITIES	1.3%		2,562,909

NET ASSETS - 100% (EQUIVALENT TO $13.72 PER SHARE BASED ON 14,338,120 SHARES OUTSTANDING)			$196,781,767

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $262,783,109 for federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation was $11,396,083, the aggregate gross unrealized depreciation was $79,960,334 and the net unrealized depreciation of investments was $68,564,251.

COUNTRY ALLOCATION
(AS A PERCENTAGE OF NET ASSETS BASED ON THE COUNTRY OF RISK OF THE UNDERLYING SECURITY)
CHINA (INCLUDES THE PEOPLE'S REPUBLIC OF CHINA, HONG KONG AND TAIWAN)	95.4%
SINGAPORE	3.3%

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	99.6%
AUSTRALIA	10.6%
AUSENCO LTD.(a)		34,500	$313,816
CAMPBELL BROTHERS LTD.(a)*		26,200	668,694
COMPUTERSHARE LTD.(a)		78,600	594,193
JB HI-FI LTD.(a)		94,200	931,645
MONADELPHOUS GROUP LTD.(a)		28,300	271,970
SIMS GROUP LTD.(a)*		12,500	302,858
TOWER AUSTRALIA GROUP LTD.*		24,900	56,277
			3,139,453

AUSTRIA	0.7%
SCHOELLER-BLECKMANN OILFIELD(a)		3,500	212,455

BELGIUM	1.7%
BEKAERT NV(a)*		3,800	507,365

CANADA	1.3%
ATS AUTOMATION TOOLING SYSTEMS, INC.*		66,700	391,708

CHINA	4.9%
VISIONCHINA MEDIA, INC. ADR*		52,000	764,920
WANT WANT CHINA HLDGS. LTD.(a)*		1,872,000	683,480
			1,448,400

DENMARK	1.2%
AURIGA INDUSTRIES AS(a)		14,100	358,867

FINLAND	2.0%
ELISA CORP.(a)		26,100	512,145
POYRY OYJ(a)		4,200	81,060
			593,205

FRANCE	0.4%
APRIL GROUP*		2,400	118,356

GERMANY	9.5%
BAUER AG(a)		2,000	100,520
FIELMANN AG(a)*		8,400	588,990
PHOENIX SOLAR AG(a)		11,400	700,410
SGL CARBON AG(a)*		4,560	177,253
SMA SOLAR TECHNOLOGY AG*		7,500	578,393
VOSSLOH AG(a)*		6,400	663,341
			2,808,907

IRELAND	3.0%
ICON PLC. ADR*		23,000	879,750

JAPAN	12.8%
CAPCOM CO. LTD.(a)		26,700	764,849
FERROTEC CORP.(a)*		23,600	389,890
NISSHA PRINTING CO. LTD.(a)		9,300	449,073
NISSHIN OILLIO GROUP LTD.(a)		140,000	754,117
SEVEN BANK LTD.*		150	393,494
TOKAI CARBON CO. LTD.(a)		13,900	101,950
TORISHIMA PUMP MFG. CO. LTD.(a)		25,400	464,612
WORKS APPLICATIONS CO. LTD.(a)		550	470,522
			3,788,507

NETHERLANDS	4.6%
BOSKALIS WESTMINSTER(a)		10,500	497,699
GEMALTO NV(a)*		24,000	865,805
			1,363,504

POLAND	0.9%
CENTRAL EUROPEAN DISTRIBUTION CORP.*		5,900	267,919

PORTUGAL	0.6%
JERONIMO MARTINS SGPS, SA(a)*		21,800	185,920

SOUTH KOREA	5.0%
KOREA GAS CORP.(a)*		12,000	691,473
SODIFF ADVANCED MATERIALS CO. LTD.(a)*		11,700	798,973
			1,490,446

SPAIN	2.7%
GRIFOLS SA(a)		32,000	817,639

SWEDEN	1.6%
BETSSON AB(a)*		45,100	471,815

SWITZERLAND	7.7%
BURCKHARDT COMMPRESSION HLDG.(a)		150	29,252
CLARIANT AG(a)*		62,000	603,769
EFG INTERNATIONAL(a)		25,400	733,326
GALENICA AG(a)*		2,150	768,839
MEYER BURGER TECHNOLOGY AG(a)*		700	154,946
			2,290,132

UNITED KINGDOM	28.4%
AGGREKO(a)		57,600	566,558
AVEVA GROUP(a)		30,600	630,948
DOMINO'S PIZZA UK & IRL PLC(a)*		161,800	572,347
GAME GROUP(a)		246,800	908,651
IG GROUP HLDGS. PLC(a)		151,500	861,062
INTERMEDIATE CAPITAL GROUP PLC(a)		28,100	615,829
INTERNATIONAL PERSONAL FINANCE(a)		162,500	727,766
LAMPRELL PLC(a)		95,600	551,610
PETROFAC LTD.(a)		48,700	508,862
PLAYTECH LTD.(a)		103,700	677,365
SENIOR PLC(a)		282,700	430,775
WEIR GROUP(a)		41,800	458,969
WELLSTREAM HLDGS. PLC(a)		20,900	384,864
WOOD GROUP (JOHN) PLC(a)		86,900	528,417
			8,424,023

TOTAL EQUITIES
(COST: $33,499,846)			$29,558,371

TOTAL INVESTMENTS	99.6%
(COST: $33,499,846)			$29,558,371

OTHER ASSETS LESS LIABILITIES	0.4%		133,123

NET ASSETS - 100% (EQUIVALENT TO $9.18 PER SHARE BASED ON 3,233,654 SHARES OUTSTANDING)			$29,691,494

(a) Fair Valued Security

* Non-Income producing security during the period ended September, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $34,164,550 for federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation was $11,421, the aggregate gross unrealized depreciation was $4,617,600 and the net unrealized depreciation of investments was $4,606,179.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	14.3%
CONSUMER STAPLES	6.4%
ENERGY	7.4%
FINANCIALS	11.8%
HEALTH CARE	8.3%
INDUSTRIALS	25.3%
INFORMATION TECHNOLOGY	14.8%
MATERIALS	7.3%
TELECOMM SERVICE	1.7%
UTILITIES	2.3%

OBERWEIS ASIA OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

		SHARES	VALUE
EQUITIES	92.6%
AUSTRALIA	5.5%
ATLAS IRON LTD.(a)*		27,944	$35,405
GLOUCESTER COAL LTD.(a)		4,800	35,667
INCITEC PIVOT LTD.		29,000	116,191
LEIGHTON HLDGS. LTD.(a)		2,889	88,922
LIHIR GOLD LTD.(a)*		10,400	21,127
MOUNT GIBSON IRON LTD.(a)*		18,731	24,952
WORLEYPARSONS LTD.(a)		2,200	54,416
			376,680

CHINA	34.1%
AIR MEDIA, INC. ADR*		10,900	81,205
AMVIG HLDGS. LTD.		28,000	21,131
A-POWER ENERGY GENERATION SYSTEMS LTD.*		3,800	34,048
BAIDU.COM, INC. ADR*		850	210,996
BELLE INTERNATIONAL HLDGS.(a)		56,000	40,238
CHINA FISHERY GROUP LTD.(a)*		91,000	65,068
CHINA GREEN HLDGS. LTD.(a)		141,000	113,656
CHINA NATIONAL BUILDING MATERIAL CO. LTD.(a)*		12,000	13,851
CHINA NATIONAL MATERIALS CO.(a)*		125,000	56,324
CHINA OILFIELD SERVICES LTD.(a)		44,000	40,766
CHINA SECURITY & SURVEILLANCE TECHNOLOGY, INC.*		3,300	45,804
CHINA YURUN FOOD GROUP LTD.(a)		137,000	178,645
CTRIP.COM INTERNATIONAL LTD. ADR		1,131	43,668
FERROCHINA LTD.(a)		84,000	37,900
FOCUS MEDIA HLDGS. LTD. ADR*		3,200	91,232
GOME ELECTRICAL APPLIANCES HLDGS. LTD.(a)		116,000	34,246
HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD.(a)		25,100	12,238
HOME INNS & HOTELS MGMT., INC. ADR*		1,500	20,925
LI NING CO. LTD. (a)		33,000	57,893
MINDRAY MEDICAL INTERNATIONAL LTD. ADR*		2,700	91,071
NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR*		4,389	281,949
PERFECT WORLD CO. LTD. ADR*		3,900	87,516
SHANDA INTERACTIVE ENTERTAINMENT LTD. ADR*		3,500	89,425
SINA CORP.*		1,600	56,320
SOHU.COM, INC.*		1,400	78,050
SUNTECH POWER HLDGS. CO. LTD. ADR*		3,200	114,784
TENCENT HLDGS. LTD.(a)		10,400	76,017
VISIONCHINA MEDIA, INC. ADR*		11,970	176,079
YINGLI GREEN ENERGY HLDG. CO. LTD. ADR*		6,800	74,936
			2,325,981

HONG KONG	6.8%
ANTA SPORTS PRODUCTS CO. LTD.(a)		92,000	52,835
CHINA HIGH SPEED TRANSMISSION(a)		48,000	87,849
HENGAN INTERNATIONAL GROUPS CO. LTD.(a)*		33,700	95,903
HYSAN DEVELOPMENT CO. LTD.(a)		9,000	23,428
INDUSTRIAL & COMMERCIAL BANK OF CHINA (ASIA) LTD.(a)		301	548
KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.(a)		332,000	63,998
NOBLE GROUP LTD.(a)*		79,000	75,176
PEACE MARK HLDGS. LTD.(a)*		72,000	-
PORTS DESIGN LTD.(a)		33,200	60,807
			460,544

INDIA	4.2%
BHARAT HEAVY ELECTRICALS LTD.(a)		1,000	34,517
BHARTI AIRTEL LTD.(a)*		6,100	103,465
EDUCOMP SOLUTIONS LTD.(a)*		500	36,680
GLENMARK PHARMACEUTICALS LTD.(a)*		4,200	44,430
JAIN IRRIGATION SYSTEMS LTD.(a)		1,300	11,289
TATA POWER CO. LTD.(a)		2,900	57,169
			287,550

INDONESIA	5.5%
PT BAYAN RESOURCES GROUP*		100,000	21,209
PT BISI INTERNATIONAL TBK(a)*		227,500	70,210
PT BUMI RESOURCES TBK(a)		196,900	65,483
PT TAMBANG BATUBARA BUKIT ASAM TBK(a)		92,600	90,766
PT UNITED TRACTORS TBK(a)		127,166	125,387
			373,055

JAPAN	7.2%
CAPCOM CO. LTD.(a)		2,600	74,480
GMO INTERNET, INC.(a)*		31,600	149,435
NIDEC CORP.(a)		900	55,367
NISSHA PRINTING CO. LTD.(a)		2,300	111,061
TOKAI CARBON CO. LTD.(a)		9,400	68,945
WORKS APPLICATIONS CO. LTD.(a)		40	34,220
			493,508

MALAYSIA	2.3%
ANN JOO RESOURCES BERHAD(a)		37,700	27,590
ASIATIC DEVELOPMENT BERHAD(a)		16,200	21,843
IJM PLANTATIONS BERHAD(a)		46,800	24,794
KNM GROUP BERHAD(a)		96,225	35,650
PUBLIC BANK BERHAD(a)		17,000	49,666
			159,543

PAKISTAN	0.7%
PAKISTAN OIL FIELDS LTD.*		15,000	46,677

SINGAPORE	10.9%
EPURE INTERNATIONAL LTD.(a)*		118,000	28,908
EZRA HLDGS. LTD.(a)		75,600	61,123
KEPPEL CORP. LTD.(a)		41,360	228,546
OCEANUS GROUP LTD.(a)*		129,000	21,161
OLAM INTERNATIONAL LTD.(a)*		57,100	72,823
RAFFLES EDUCATION CORP. LTD.(a)		210,100	105,865
SEMBCORP MARINE LTD.(a)		100,200	213,015
SWIBER HLDGS. LTD.(a)*		20,000	15,189
			746,630

SOUTH KOREA	11.7%
DAEWOO SHIPBUILDING & MARINE ENGINEERING CO. LTD.(a)*		3,300	83,300
DC CHEMICAL CO. LTD.(a)*		380	104,480
DIGITECH SYSTEMS CO. LTD.(a)*		9,695	151,532
DONGKUK INDUSTRIES CO. LTD.(a)*		6,400	32,370
DOOSAN INFRACORE CO. LTD.(a)*		3,600	59,137
HYOSUNG CORP.(a)*		400	21,185
HYUNDAI STEEL CO.(a)*		660	33,113
HYUNJIN MATERIALS CO. LTD.(a)*		2,979	86,962
MEGASTUDY CO. LTD.(a)*		200	30,462
NAMHAE CHEMICAL CORP.(a)*		2,000	38,045
SODIFF ADVANCED MATERIALS CO. LTD.(a)*		600	40,973
TECHNOSEMICHEM CO. LTD.(a)*		7,000	113,011
			794,570

THAILAND	3.7%
ASIAN PROPERTY DEVELOPMENT PCL(a)		140,200	20,533
BANPU PCL(a)		8,400	73,970
PTT EXPLORATION & PRODUCTION PCL(a)		30,900	117,082
THAI VEGETABLE OIL PCL(a)		73,900	39,124
			250,709

TOTAL EQUITIES
(COST: $8,801,930)			$6,315,447

TOTAL INVESTMENTS	92.6%
(COST: $8,801,930)			$6,315,447

OTHER ASSETS LESS LIABILITIES	7.4%		502,314

NET ASSETS - 100% (EQUIVALENT TO $6.32 PER SHARE BASED ON 1,078,772 SHARES OUTSTANDING)			$6,817,761

(a) Fair Valued Security

* Non-Income producing security during the period ended September 30, 2008.

ADR - American Depositary Receipt

Based on the cost of investments of $8,904,103 for federal income tax purposes at September 30, 2008, the aggregate gross unrealized appreciation was $0, the aggregate gross unrealized depreciation was $2,588,656 and the net unrealized depreciation of investments was $2,588,656.

SECTOR ALLOCATIONS
(AS A PERCENTAGE OF NET ASSETS)
CONSUMER DISCRETIONARY	16.6%
CONSUMER STAPLES	10.0%
ENERGY	9.6%
FINANCIALS	1.4%
HEALTH CARE	2.0%
INDUSTRIALS	21.0%
INFORMATION TECHNOLOGY	17.2%
MATERIALS	12.0%
TELECOMM SERVICE	1.5%
UTILITIES	1.3%

Fair Value Measurements

SFAS No. 157 was issued by the Financial Standards Accounting Board in September, 2006. This standard is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 - Quoted prices in active markets for identical securities
•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008:

	Oberweis Micro-Cap Fund	Oberweis Emerging Growth Fund	Oberweis Mid-Cap Fund
Level 1 - Quoted Prices	$35,182,033	$125,883,705	$7,676,876
Level 2 - Other Significant Observable Inputs	8,653	1,217,972
Level 3 - Significant Unobservable Inputs
Total	$35,190,686	$127,101,677	$7,676,876

	Oberweis China Opportunities Fund	Oberweis International Opportunities Fund	Oberweis Asia Opportunities Fund
Level 1 - Quoted Prices	$100,746,666	$3,450,817	$1,783,216
Level 2 - Other Significant Observable Inputs	93,472,192	26,107,554	4,532,231
Level 3 - Significant Unobservable Inputs
Total	$194,218,858	$29,558,371	$6,315,447

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By: /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James W. Oberweis
James W. Oberweis
Principal Executive Officer

Date: November 28, 2008

By: /s/ Patrick B. Joyce
Patrick B. Joyce
Principal Financial Officer

Date: November 28, 2008